Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Formation and operating costs	$ (971,217)	$ (717,167)
Franchise tax credit (expenses)	37,275	(129,953)
Loss from operations	(933,942)	(847,120)
Other income:
Income from business combination deposits forfeited by the former target company		125,000
Interest earned on investments held in Trust Account	1,330,551	2,934,879
Income before income taxes	396,609	2,212,759
Income taxes provision	(287,243)	(616,192)
Net income	$ 109,366	$ 1,596,567
Common Stock Subject to Possible Redemption
Other income:
Basic weighted average shares outstanding (in Shares)	2,349,413	5,379,021
Diluted weighted average shares outstanding (in Shares)	2,349,413	5,379,021
Basic net income (loss) per share (in Dollars per share)	$ 0.33	$ 0.41
Diluted net income (loss) per share (in Dollars per share)	$ 0.33	$ 0.41
Common Stock Attributable to Goldenstone Acquisition Limited
Other income:
Basic weighted average shares outstanding (in Shares)	1,846,250	1,846,250
Diluted weighted average shares outstanding (in Shares)	1,846,250	1,846,250
Basic net income (loss) per share (in Dollars per share)	$ (0.36)	$ (0.34)
Diluted net income (loss) per share (in Dollars per share)	$ (0.36)	$ (0.34)